OTHER ASSETS	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
OTHER ASSETS
OTHER ASSETS

	As at December 31, 2017	As at December 31, 2016
Derivative assets (note 25f)	$1	$1
Goods and services taxes recoverable[1]	398	303
Notes receivable[2]	279	274
Restricted cash[3]	119	118
Prepayments	42	51
Norte Abierto JV Partner Receivable	166	—
Other	265	199
	$1,270	$946

[1]
Includes VAT and fuel tax receivables of $220 million in Argentina, $132 million in Tanzania and $46 million in Chile (Dec. 31, 2016: $255 million, $8 million and $40 million, respectively). The VAT in Argentina is recoverable once Pascua-Lama enters production.

[2]
Primarily represents the interest bearing promissory note due from NovaGold and the non-interest bearing shareholder loan due from the Jabal Sayid JV as a result of the divestment of 50 percent interest in Jabal Sayid.

[3]	Represents cash balance at Pueblo Viejo that is contractually restricted to the disbursements for environmental rehabilitation that are expected to occur near the end of Pueblo Viejo’s mine life.